Long-Term Loans, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2025
Loans Payable, Noncurrent [Abstract]
Summary Of Long-Term Loans, Net Of Current Maturities

	Currency	Interest %	Years of maturity	December 31, 2025	December 31, 2024
Long-term loans	USD	S + 1.35% - 1.75%	2025-2028	$632	$949
	EURO	2.02% - 2.50%	2025-2028	30,061	37,614
				30,693	38,563
Less: current maturities				12,693	11,168
				$18,000	$27,395

For covenants see Note 21E.
Summary Of Maturities Of Long-Term Loans
The maturities of these loans for periods after December 31, 2025, are as follows:

2026 - current maturities	12,915
2027	13,278
2028	4,500
$30,693
Future principle payments for Series B, C and D Notes, including the effect of cross-currency interest rate swap transactions, are as follows:

Future principal payments for Series B, C and D Notes:
2026 Current maturities	$69,917
2027	69,917
2028	69,917
2029	69,917
2030	26,140
$305,808